T. ROWE PRICE U.S. High Yield Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  7.6% (1)
Capital Goods  1.0%
Mauser Packaging Solutions Holding, FRN, 1M TSFR + 3.50%,
4/15/30 (2) 4,400 4,396
4,396
Consumer Goods  1.0%
Varsity Brands, FRN, 3M TSFR + 2.75%, 6.484%, 8/26/31  4,471 4,472
4,472
Health Care  1.0%
Heartland Dental, FRN, 1M TSFR + 3.50%, 7.186%, 8/25/32  4,509 4,522
4,522
Retail  1.5%
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.482%, 3/29/29  6,701 6,622
6,622
Technology & Electronics  3.1%
Bending Spoons U.S., FRN, 1M TSFR + 5.63%, 9.276%, 3/7/31  9,105 9,167
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.436%, 11/22/32  4,680 4,528
13,695
Total Bank Loans (Cost $33,545) 33,707
CORPORATE BONDS  87.6%
Basic Industry  8.9%
Celanese U.S. Holdings, 7.375%, 2/15/34 (3) 4,206 4,351
Core & Main, 6.00%, 7/1/34 (4) 4,457 4,446
First Quantum Minerals, 6.375%, 2/15/36 (4) 3,093 3,019
First Quantum Minerals, 8.00%, 3/1/33 (4) 1,165 1,217
First Quantum Minerals, 8.625%, 6/1/31 (4) 3,898 4,062
Griffon, 6.25%, 10/1/34 (4) 4,427 4,446
Ivanhoe Mines, 7.875%, 1/23/30 (4) 4,295 4,329
K Hovnanian Enterprises, 8.375%, 10/1/33 (4) 4,385 4,487
LGI Homes, 8.75%, 12/15/28 (4) 4,200 4,325
QXO Building Products, 6.875%, 7/15/34 (4) 4,270 4,318
39,000
Capital Goods  2.7%
Esab, 5.625%, 4/1/31 (4) 4,475 4,451
Sword Purchaser, 10.50%, 4/15/34 (4) 3,010 3,140
TransDigm, 6.00%, 1/15/33 (4) 4,428 4,432
12,023
Consumer Goods  1.8%
HLF Financing, 4.875%, 6/1/29 (4) 2,363 2,226

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HLF Financing, 7.75%, 5/1/33 (4) 5,489 5,546
7,772
Energy  12.3%
Ascent Resources Utica Holdings, 6.625%, 7/15/33 (4) 4,360 4,403
Crescent Energy Finance, 8.375%, 1/15/34 (4) 3,147 3,322
Energy Transfer, VR, 6.55%, 1/15/57 (5) 3,496 3,476
Energy Transfer, VR, 6.70%, 1/15/57 (5) 3,496 3,465
Excelerate Energy, 8.00%, 5/15/30 (4) 4,270 4,493
Hilcorp Energy I, 7.25%, 2/15/35 (4) 3,315 3,337
Ithaca Energy North Sea, 8.125%, 10/15/29 (4) 4,310 4,473
Magnolia Oil & Gas Operating, 6.625%, 8/15/34 (4) 4,399 4,448
PBF Holding, 7.875%, 9/15/30 (4) 4,065 4,209
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (5) 4,070 4,269
Sunoco, VR, 7.875% (4)(5)(6) 4,265 4,402
USA Compression Partners, 6.25%, 10/1/33 (4) 4,506 4,466
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (4) 900 947
Weatherford International, 6.75%, 10/15/33 (4) 4,395 4,479
54,189
Financial Services  7.0%
APH Somerset Investor 2, 7.875%, 11/1/29 (4) 4,440 4,388
Aretec Group, 7.50%, 4/1/29 (4) 2,120 2,116
Aretec Group, 10.00%, 8/15/30 (4) 1,776 1,870
Bread Financial Holdings, 6.75%, 5/15/31 (4) 4,381 4,475
Encore Capital Group, 6.625%, 4/15/31 (4) 4,440 4,457
FirstCash, 6.125%, 5/1/34 (4) 4,513 4,460
OneMain Finance, 6.50%, 3/15/33  4,558 4,460
Osaic Holdings, 6.75%, 8/1/32 (4) 2,860 2,878
Osaic Holdings, 8.00%, 8/1/33 (4) 1,519 1,556
30,660
Health Care  5.5%
1261229 B.C., 10.00%, 4/15/32 (4) 4,105 4,264
CHS, 9.75%, 1/15/34 (4) 2,227 2,273
Genmab, 7.25%, 12/15/33 (4) 4,360 4,542
Humana, VR, 6.625%, 9/15/56 (5) 4,300 4,262
IQVIA, 6.25%, 6/1/32 (4) 4,075 4,152
Tenet Healthcare, 5.50%, 11/15/32 (4) 4,790 4,731
24,224
Insurance  2.0%
Asurion, 8.00%, 12/31/32 (4) 4,246 4,225
Broadstreet Partners Group, 5.875%, 4/15/29 (4) 4,550 4,472
8,697

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Leisure  4.2%
Hilton Domestic Operating, 5.75%, 9/15/33 (4) 4,285 4,281
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (4) 4,561 4,451
Six Flags Entertainment, 7.25%, 5/15/31 (4) 4,483 4,425
Voyager Parent, 9.25%, 7/1/32 (4) 4,962 5,312
18,469
Media  8.9%
CCO Holdings, 7.00%, 2/1/33 (4) 4,055 3,961
CCO Holdings, 7.375%, 3/1/31 (3)(4) 4,630 4,685
Deluxe, 8.125%, 9/15/29 (4) 4,270 4,436
Directv Financing, Secured, 8.875%, 2/1/30 (4) 3,000 3,072
Directv Financing, Unsecured, 8.875%, 2/1/30 (4) 3,007 3,076
Discovery Global Holdings, 5.05%, 3/15/42  5,238 3,822
Gray Media, 7.25%, 8/15/33 (4) 4,315 4,314
Nexstar Media, 7.25%, 4/15/34 (4) 4,472 4,530
OAK-Eagle Acquireco, 8.75%, 7/1/34 (4) 4,585 4,869
Univision Communications, 9.375%, 8/1/32 (4) 2,125 2,172
38,937
Real Estate  4.6%
Anywhere Real Estate Group, 7.00%, 4/15/30 (4) 5,388 5,422
Brookfield Property REIT, 4.50%, 4/1/27 (4) 6,805 6,729
VICI Properties, 5.625%, 5/15/52 (3) 9,380 8,216
20,367
Retail  3.5%
Cougar JV Subsidiary, 8.00%, 5/15/32 (4) 4,128 4,325
LCM Investments Holdings II, 8.25%, 8/1/31 (4) 4,220 4,385
Murphy Oil USA, 5.875%, 6/1/34 (4) 4,527 4,490
Saks Global Enterprises, 11.00%, 12/15/29 (7)(8)(9) 5,175 —
Victra Holdings, 8.75%, 9/15/29 (3)(4) 2,165 2,220
15,420
Services  4.0%
Avis Budget Car Rental, 8.25%, 1/15/30 (3)(4) 6,490 6,683
Herc Holdings, 6.00%, 3/15/34 (4) 5,635 5,556
Williams Scotsman, 7.375%, 10/1/31 (4) 5,362 5,546
17,785
Technology & Electronics  3.6%
APLD ComputeCo 2, 6.75%, 3/15/31 (4) 5,242 5,041
CoreWeave, 9.75%, 10/1/31 (4) 2,225 1,989
Kioxia Holdings, 6.625%, 7/24/33 (4) 2,312 2,390
McAfee, 7.375%, 2/15/30 (4) 2,450 2,220
WULF Compute, 7.75%, 10/15/30 (4) 4,253 4,421
16,061

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Telecommunications  8.8%
Digicel International Finance, 8.625%, 8/1/32 (4) 4,257 4,433
EchoStar, 10.75%, 11/30/29  4,170 4,506
Iliad Holding, 7.00%, 4/15/32 (4) 4,410 4,456
Level 3 Financing, 6.875%, 6/30/33 (4) 4,295 4,364
Level 3 Financing, 7.00%, 3/31/34 (4) 2,607 2,667
QTS Central Issuer, 6.625%, 9/1/31 (4) 4,375 4,312
Space Exploration Technologies, 5.875%, 7/15/36 (4) 1,245 1,172
Space Exploration Technologies, 6.65%, 7/15/56 (4) 2,415 2,147
Uniti Services, 7.50%, 10/15/33 (4) 2,872 2,965
VZ Secured Financing, 7.50%, 1/15/33 (4) 4,622 4,194
Windstream Services, 8.25%, 10/1/31 (4) 3,170 3,312
38,528
Transportation  4.2%
Avianca Midco 2, 9.625%, 2/14/30 (4) 1,015 963
Azul Secured Finance, 9.875%, 2/15/31 (4) 2,485 2,180
Latam Airlines Group, 7.625%, 1/7/31 (4) 1,835 1,893
Latam Airlines Group, 7.875%, 4/15/30 (4) 4,755 4,900
OneSky Flight, 8.875%, 12/15/29 (4) 4,061 4,264
RXO, 6.375%, 5/15/31 (4) 4,402 4,417
18,617
Utility  5.6%
Dominion Energy, VR, 6.15%, 12/15/56 (5) 3,928 3,881
Dominion Energy, VR, 6.25%, 12/15/56 (5) 903 890
Edison International, VR, 7.875%, 6/15/54 (5) 2,130 2,163
Edison International, VR, 8.125%, 6/15/53 (5) 2,135 2,162
Hawaiian Electric, 6.00%, 10/1/33 (4) 4,405 4,344
Southern, VR, 6.00%, 4/1/58 (5) 4,460 4,395
Talen Energy Supply, 6.50%, 2/1/36 (4) 6,717 6,590
24,425
Total Corporate Bonds (Cost $387,781) 385,174
SHORT-TERM INVESTMENTS  4.3%
Money Market Funds  4.3%
T. Rowe Price Government Reserve Fund, 3.72% (10)(11) 18,729 18,729
Total Short-Term Investments (Cost $18,729) 18,729

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.2%
Money Market Funds 2.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (10)(11) 9,824 9,824
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,824
Total Securities Lending Collateral (Cost $9,824) 9,824
Total Investments in Securities 101.7%
(Cost $449,879) $ 447,434
Other Assets Less Liabilities (1.7)% (7,590)
Net Assets 100.0% $ 439,844

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) All or a portion of this security is on loan at August 31, 2026.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $330,856 and represents 75.2% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) Level 3 in fair value hierarchy.
(8) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(9) Non-income producing
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 111
T. Rowe Price Treasury Reserve Fund, 3.72% — — — ++
Totals $ — # $ — $ 111 +
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 4,208 ¤ ¤ $ 18,729
T. Rowe Price Treasury
Reserve Fund, 3.72% 11,510 ¤ ¤ 9,824
Total $ 28,553 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $111 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,553.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund , Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE U.S. High Yield Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 33,707 $ — $ 33,707
Corporate Bonds — 385,174 — 385,174
Short-Term Investments 18,729 — — 18,729
Securities Lending Collateral 9,824 — — 9,824
Total $ 28,553 $ 418,881 $ — $ 447,434

T. ROWE PRICE U.S. High Yield Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1106-054Q1 08/26